Regulatory Matters - Additional Information (Details)	Dec. 31, 2019	Dec. 31, 2018
US Government Debt Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	0.00%
Equity securities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	600.00%
Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital to Risk Weighted Assets	16.70%	12.00%
Common Equity Tier One Capital Ratio	11.50%	10.60%
Tier One Risk Based Capital to Risk Weighted Assets	12.30%	11.50%
Tier One Leverage Capital to Average Assets	9.50%	8.80%